Investments - Schedule of Changes in Investments in Subsidiaries Jointly Controlled Entities and Affiliates (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Beginning balance		R$ 5,107		R$ 4,923		R$ 5,385
Gain (loss) by equity method (Income statement)		432		845		182
Dividends		(496)		(519)		(654)
Additions / acquisitions		36		51		56
Losses on investments						(40)
Other		(447)		(193)		(6)
Ending balance		4,632		5,107		4,923
Hidreletrica cachoeirao [member]
IfrsStatementLineItems [Line Items]
Beginning balance		47		59		53
Gain (loss) by equity method (Income statement)		12		15		14
Dividends		(12)		(27)		(8)
Ending balance		47		47		59
Guanhaes Energia [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		183		125		131
Gain (loss) by equity method (Income statement)		39		58		(6)
Ending balance		222		183		125
Hidreletrica pipoca [member]
IfrsStatementLineItems [Line Items]
Beginning balance		47		47		36
Gain (loss) by equity method (Income statement)		15		16		11
Dividends		(15)		(16)
Ending balance		47		47		47
M E S A [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		10	[1],[2]	0	[1]	209
Gain (loss) by equity method (Income statement)		(10)	[2]	10	[1]	(209)
Ending balance	[1]			10	[2]	0
Fip Melbourne [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		8	[1],[2],[3]	0	[1],[3]	158
Gain (loss) by equity method (Income statement)		22	[2]	169	[1],[3]	(158)
Other		(30)	[2]	(161)	[1],[3]
Ending balance	[1],[3]			8	[2]	0
Lightger [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		134		124		131
Gain (loss) by equity method (Income statement)		15		17		5
Dividends		(26)		(7)		(12)
Other		(11)
Ending balance		112		134		124
Baguari Energia [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		160	[4]	168		159
Gain (loss) by equity method (Income statement)		12	[4]	22		31
Dividends		(12)	[4]	(30)		(22)
Other	[4]	(160)
Ending balance				160	[4]	168
Amazonia Energia [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		886	[5]	933	[6]	965
Gain (loss) by equity method (Income statement)		(67)	[5]	(47)	[6]	(32)
Ending balance		819	[5]	886	[5]	933	[6]
Alianca norte (belo monte plant) [member]
IfrsStatementLineItems [Line Items]
Beginning balance		576	[5]	609	[6]	631
Gain (loss) by equity method (Income statement)		(40)	[5]	(33)	[6]	(22)
Ending balance		536	[5]	576	[5]	609	[6]
Ativas [Member]
IfrsStatementLineItems [Line Items]
Beginning balance				16
Gain (loss) by equity method (Income statement)				(1)
Other				(15)
Ending balance						16
Taesa [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		1,549		1,580		1,467
Gain (loss) by equity method (Income statement)		278		305		481
Dividends		(262)		(336)		(368)
Ending balance		1,565		1,549		1,580
Alianca Geracao [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		1,194		1,141		1,167
Gain (loss) by equity method (Income statement)		136		104		199
Dividends		(158)		(48)		(225)
Other				(3)
Ending balance		1,172		1,194		1,141
Retiro Baixo [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		185	[4]	201		195
Gain (loss) by equity method (Income statement)		5	[4]	22		13
Dividends				(38)		(7)
Other	[4]	(191)
Ending balance		(1)	[4]	185	[4]	201
U F V Janauba Geracao De Energia Eletrica Distribuida [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		3		3		10
Gain (loss) by equity method (Income statement)		2		1		1
Dividends				(1)		(2)
Other						(6)
Ending balance		5		3		3
U F V Corinto Geracao De Energia Eletrica Distriiuida [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		8	[7]	9	[7]	10
Gain (loss) by equity method (Income statement)		1		2	[7]
Dividends		(1)		(2)	[7]	(1)
Other	[7]			(1)
Ending balance		8		8	[7]	9	[7]
U F V Manga Geracao De Energia Eletrica Distribuida [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		11	[7]	11	[7]	11
Gain (loss) by equity method (Income statement)		2		3	[7]	2
Dividends		(1)		(2)	[7]	(2)
Other	[7]			(1)
Ending balance		12		11	[7]	11	[7]
U F V Bonfinopolis I I Geracao De Energia Eletrica Distribuida [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		5	[7]	6	[7]	6
Gain (loss) by equity method (Income statement)	[7]			1
Dividends	[7]			(1)
Other	[7]			(1)
Ending balance		5		5	[7]	6	[7]
U F V Lagoa Grande Geracao De Energia Eletrica Distribuida [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		15	[7]	15	[7]	15
Gain (loss) by equity method (Income statement)		2		3	[7]	2
Dividends		(2)		(2)	[7]	(2)
Other	[7]			(1)
Ending balance		15		15	[7]	15	[7]
U F V Lontra Geracao De Energia Eletrica Distribuida [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		18	[7]	18	[7]	17
Gain (loss) by equity method (Income statement)		2		4	[7]	1
Dividends		(2)		(3)	[7]
Other	[7]			(1)
Ending balance		18		18	[7]	18	[7]
U F V Mato Verde Geracao De Energia Eletrica Distribuida [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		6	[7]	6	[7]	6
Gain (loss) by equity method (Income statement)		1		1	[7]	1
Dividends		(1)		(1)	[7]	(1)
Ending balance		6		6	[7]	6	[7]
U F V Mirabela Geracao De Energia Eletrica Distribuida [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		4	[7]	4	[7]	4
Gain (loss) by equity method (Income statement)		1		1	[7]	1
Dividends				(1)	[7]	(1)
Ending balance		5		4	[7]	4	[7]
U F V Porteirinha I Geracao De Energia Eletrica Distribuida [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		4	[7]	5	[7]	6
Gain (loss) by equity method (Income statement)		1		1	[7]
Dividends		(1)		(1)	[7]	(1)
Other	[7]			(1)
Ending balance		4		4	[7]	5	[7]
U F V Porteirinha I I Geracao De Energia Eletrica Distribuida [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		7	[7]	7	[7]	7
Gain (loss) by equity method (Income statement)		1		1	[7]	1
Dividends		(1)		(1)	[7]	(1)
Ending balance		7		7	[7]	7	[7]
U F V Brasilandia Geracao De Energia Eletrica Distribuida [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		15	[7]	15	[7],[8]	0	[8]
Gain (loss) by equity method (Income statement)		2		3	[7]	4	[8]
Dividends		(2)		(2)	[7]	(1)	[8]
Additions / acquisitions	[8]					12
Other	[7]			(1)
Ending balance		15		15	[7]	15	[7],[8]
Apolo I S P E Empreendimentos E Energia [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		7		0
Gain (loss) by equity method (Income statement)				1
Additions / acquisitions				6
Other		(1)
Ending balance		6		7		0
Apolo I I S P E Empreendimentos E Energia [Member]
IfrsStatementLineItems [Line Items]
Additions / acquisitions		6
Ending balance		6
U F V Campo Lindo I [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		8	[9]	0
Gain (loss) by equity method (Income statement)				1
Additions / acquisitions		10	[9]	7
Other	[9]	(18)
Ending balance				8	[9]	0
U F V Campo Lindo I I [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		9	[9]	0
Gain (loss) by equity method (Income statement)				2
Additions / acquisitions		10	[9]	7
Other	[9]	(18)
Ending balance		1	[9]	9	[9]	0
U F V Olaria I [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		8	[9]	0
Gain (loss) by equity method (Income statement)				1
Additions / acquisitions		10	[9]	7
Other	[9]	(18)
Ending balance				8	[9]	0
Axxiom [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		0		4
Gain (loss) by equity method (Income statement)				(4)
Ending balance				0		4
Itaocara [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		0		0
Gain (loss) by equity method (Income statement)				(3)
Additions / acquisitions				10
Other				(7)
Ending balance				0		0
Total of investments [member]
IfrsStatementLineItems [Line Items]
Beginning balance		5,107		5,106		5,415
Gain (loss) by equity method (Income statement)		432		676		337
Dividends		(496)		(519)		(654)
Additions / acquisitions		36		37		14
Other		(447)		(193)		(6)
Ending balance		4,632		5,107		5,106
Itaocara Overdraft Liability [Member]
IfrsStatementLineItems [Line Items]
Gain (loss) by equity method (Income statement)				7
Additions / acquisitions				14
Beginning balance		0		(21)
Ending balance				0		(21)
M E S A Loss Provisions [Member]
IfrsStatementLineItems [Line Items]
Gain (loss) by equity method (Income statement)	[10]			162
Beginning balance	[10]	R$ 0		(162)
Ending balance	[10]			0		(162)
Ativas Data Center [Member]
IfrsStatementLineItems [Line Items]
Beginning balance				16		17
Gain (loss) by equity method (Income statement)						(1)
Ending balance						16
Axxiom Solucoes Tecnologicas [Member]
IfrsStatementLineItems [Line Items]
Beginning balance				4		4
Gain (loss) by equity method (Income statement)						(2)
Additions / acquisitions						2
Ending balance						4
Itaocara Equity Deficit [Member]
IfrsStatementLineItems [Line Items]
Gain (loss) by equity method (Income statement)	[11]					7
Additions / acquisitions	[11]					42
Losses on investments	[11]					(40)
Beginning balance	[11]			(21)		(30)
Ending balance	[11]					(21)
Madeira Energia Provisions To Losses [Member]
IfrsStatementLineItems [Line Items]
Gain (loss) by equity method (Income statement)	[12]					(162)
Beginning balance	[12]			R$ (162)		0
Ending balance	[12]					R$ (162)

[1]	Indirect participation in the Santo Antônio Plant through these investees.
[2]	On March 20, 2023, Cemig GT completed the sale of its direct and indirect ownership interest in the capital stock of Mesa to Furnas Centrais Elétricas S.A. ("Furnas"). More details will follow in the course of this explanatory note.
[3]	On September 12, 2022, AGPar made the payment associated with the settlement arising from Arbitral Award CCBC-86/2016 to the Melbourne Fund. Thereafter, the Company recognized the receivable against income. Further details are provided throughout this note.
[4]	The sale of Baguari Energia was completed on October 6, 2023 and the sale of Retiro Baixo was completed on November 22, 2023. The investments writ-off is presented in the "Other" column depicted above .Further details can be found in this note.
[5]	Indirect participation in Belo Monte Dam through these investees.
[6]	Indirect participation in Belo Monte Dam through these investees.
[7]	On May 23, 2022, the reduction of capital stock of these UFVs was approved by means of an Extraordinary General Assembly.
[8]	Includes the amount of R$2 of the acquisition of the jointly controlled subsidiary UFV Brasilândia.
[9]	On July 20, 2023, control of these investees was acquired and they were consolidated by the Company. Therefore, the Company’s interest in these investees is reflected in the Company’s consolidated assets and liabilities.
[10]	In June 2022, the provision related to the Company's contractual obligations assumed with the investee and the other shareholders was reversed. Further details are disclosed in this note.
[11]	On December 1, 2021, CEMIG GT injected capital into UHE Itaocara S.A., in the amount of R$40. This amount is proportional to its shareholding interest in the investee and was recognized under Other expenses in the Company’s income statement. Further, R$1 was injected to cover the expenses specified in the 2021 budget of the investee.
[12]	A loss was recognized for extension of the contractual obligations which the Company had assumed to the investee and the other shareholders. On December 31, 2021 this amount was R$162.